Loans from banks and other financial institutions	12 Months Ended
Dec. 31, 2025
Credit From Banking Corporations Financial Institutions And Other Credit Providers [Abstract]
Loans from banks and other financial institutions
Note 12 - Loans from banks and other financial institutions

	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2025	2024	2025	2024	2025	2024
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Credit from banks (1)	67,665	90,000	-	-	67,665	90,000
Loans from banks and other financial institutions for project financing (2)	816,455	122,246	2,861,672	1,879,758	3,678,127	2,002,004
Loans from banks for corporate financing	-	-	120,114	116,379	120,114	116,379

Total credit	884,120	212,246	2,981,786	1,996,137	3,865,906	2,208,383

(1)	The Credit from banks as of December 31, 2025, are part of short-term credit facilities totaling USD 545 million.

As of the approval date of the Financial Statements, USD 68 million are in use.

(2)	Loans from banks and other financial institutions for project financing

			Balance of the loan as of December 31,
Project name	Original loan currency	Date financing provided	2025	2024	Interest rate and Indexation (*)	Maturity
			USD in million
Halutziot	NIS	December 2020	153	144	0.88%, CPI-linked	2035
Halutziot 1 upgrade	NIS	September 2022	19	18	3.22%, CPI-linked	2035
Halutziot 2	NIS	September 2022	34	30	3.32%, CPI-linked	2045
Mivtachim and Talmei Bilu	NIS	December 2020	79	76	0.77%, CPI-linked	2033
Kramim and Idan	NIS	December 2020	25	24	0.8%, CPI-linked	2034
Emek HaBacha	NIS	November 2018	176	158	2.41%, CPI-linked	2040
Solar and Storage projects in Israel	NIS	December 2023	249	208	6.37%-7.37%	2031(**)
Ruach Beresheet	NIS	July 2020	340	303	2.14%, CPI-linked	2042
Tullynamoyle	EUR	August 2020	11	10	90% of the loan - 3.47% 10% of the loan - 3M Euribor plus 2%	2032
Lukovac	EUR	December 2020	33	34	84% of the loan - 3.5%-3.75% 16% of the loan - 3M Euribor plus 3%-3.5%	2032
EWK	EUR	December 2017	75	78	60% of the loan – 2.3% 29% of the loan - 3.95% 11% of the loan – 4.65%-4.83%	2030
Picasso	EUR	January 2020	75	71	Until 2029 – 1.58% Until 2039 – 2.33%	2039
SOWI	EUR	January 2020	88	86	49% of the loan – 1.91% 32% of the loan – 4.06% 1% of the loan – 4.46% 18% of the loan – 6M Euribor plus 4%	2033
Gecama (1)	EUR	May 2025	271	145	5.1%	2045
Björnberget	EUR	May 2021	213	199	79% of the loan – 2.28% 21% of the loan - 6M Euribor plus 1.75%.	2041
Attila	HUF	January 2019	32	28	70% of the loan – 6.3%. 30% of the loan – 4.05%.	2036
Raaba Flow and Raaba ACDC	EUR	March 2024	40	35	70% of the loan – 6.1% 30% of the loan - 3M Euribor plus 3.15%-3.25%.	2033
PUPIN	EUR	March 2024	93	67	70% of the loan – 6.3% 30% of the loan - 3M Euribor plus 3.3%.	2040
Atrisco PV	USD	December 2023	103	115	5.4%-5.9%	2049
Atrisco BESS	USD	December 2023	168	174	5.6%-5.9%.	2049
Roadrunner PV (3)	USD	January 2025	212	-	Construction loan- SOFR plus 1.5%	2026
Roadrunner Bess (3)	USD	January 2025	244	-	Construction loan- SOFR plus 1.5%	2026
Quail Ranch PV (4)	USD	April 2025	114	-	Construction loan- SOFR plus 1.5%	2026
Quail Ranch Bess (4)	USD	April 2025	86	-	Construction loan- SOFR plus 1.5%	2026
Country Acers (5)	USD	March 2025	484	-	Construction loan- SOFR plus 1.5%	2027
Snowflake A (6)	USD	November 2025	201	-	Construction loan- SOFR plus 1.5%	2027
Mezzanine loan (2)	USD	August 2025	59	-	6M SOFR plus 2.9-3.1%	2032

(*) The interest rates in the table above include the impact of Interest Rate Swap (IRS) instruments hedging variable interest rates.

(**) Maturity - 20-year amortization period and a 6-year mini-perm term.

Financial covenants:

The loan agreements include specific financial covenants and collateral requirements, such as, inter alia, charges on the project entity’s assets, cash flow rights, land rights, and collateral provided by the project contractors.

As of December 31,2025, the Company is in compliance with all of the financial covenants in accordance with the facilities agreements.

(1)  Gecama Financing Agreement:

In May 2025, The Company through its subsidiary “Gecama”, signed a bond issuance agreement for EUR 294 million Bonds (approximately USD 345 million). The financing was led by MEAG private equity and infrastructure funds as an arranger and 7 Bondholders.

The financing supports the Gecama project complex, including the refinancing of the existing wind project and the construction of the hybridization project. As part of the hybridization project, Gecama will construct a photovoltaic power plant with an installed capacity of 225 MW (“Solar PV”) and a battery energy storage system with an installed capacity of 100 MW with two hours of storage (equivalent to 200 MWh of usable storage capacity) (“BESS”). The solar and storage systems will be co-located at the wind project site and will share the grid connection and related evacuation infrastructure.

The following are the main terms of the Refinancing Bonds:

•	Final Maturity Date for the refinancing bonds is June 30, 2045.

•	The interest on the loan is fixed at 5.097%, consisting of a 3M Euribor 2.497% + Margin 2.6%

•	Repayment Schedule – Semi-annual repayments both for principal and interest

•
Main Events for Immediate Repayment - The loan is subject to immediate repayment in cases of severe breaches that have been set, mainly: late payment; breach of material representations or commitments; insolvency; failure to obtain or cancellation of required permits for the projects; an event that materially affects the projects and the debt.

•	Main Collateral - As is customary in project financing (first ranking pledge of shares, moveable assets, immovable assets (mortgages) receivables and accounts, land easements and leases (conditional).

•	ADSCR for default – 1.1

•	ADSCR for distribution – 1.25

(2)  Mezzanine facility agreement:

In August 2025, the Company, through its subsidiary, Clenera Holdings LLC, entered into a financing agreement with a consortium of lenders led by Bank Leumi Le-Israel B.M. The facility, comprised of three tranches, totaling USD 350 million has been and will continue to be used to finance the construction of various solar and energy storage projects in the US. As of December 31, 2025, Clenera Holdings LLC had drawn on the Tranche A and Tranche B loan facilities, which had interest rates of 7.32% and 7.07% respectively, at closing.

(3)  Roadrunner PV + BESS Construction loan:

At the beginning of 2025, the Company, through its subsidiary, Clenera Holdings LLC, entered into definitive construction facility agreements with a consortium of lenders led by BNP Paribas Securities Corp., totaling USD 550 million, to finance the construction of the Roadrunner Solar and Roadrunner Battery Storage projects. The financing for Roadrunner Solar totaled USD 223 million and was comprised of a USD 127 million construction loan and a USD 96 million tax credit bridge loan. The financing for Roadrunner Battery Storage totaled USD 327 million and was comprised of a USD 254 million construction loan and a USD 73 million tax credit bridge loan. As of December 31, 2025, Clenera Holdings LLC had drawn on the construction loan and tax credit bridge loan facilities for both projects, which, at closing, had interest rates of 5.82% and 6.57%, respectively.

M&T Community & Environmental Developmental LLC, together with First-Citizen Bank & Trust, provided USD 132 million and USD 84 million in tax equity financing for Roadrunner Solar and Roadrunner Battery Storage, respectively, at the close of fiscal year 2025. In the first quarter of 2026, both entities provided USD 36 million additional tax equity financing bringing the total financing to USD 390 million. The construction loan was converted in February 2026 to USD 290 million term loan.

(4)  Quail Ranch PV + BESS Construction loan:

During April 2025, the Company, through its subsidiary, Clenera Holdings LLC, entered into definitive construction facility agreements with a consortium of lenders led by BNP Paribas Securities Corp., totaling USD 244 million, to finance the construction of the Quail Ranch Solar and Quail Ranch Energy Storage projects. The financing for Quail Ranch Solar totaled USD 114 million and was comprised of a USD 51 million construction loan, a USD 45 million tax credit bridge loan, and a USD 17 million upsize bridge loan. The financing for Quail Ranch Energy Storage totaled USD 130 million and was comprised of a USD 82 million construction loan, a USD 31 million tax credit bridge loan, and a USD 17 million upsize bridge loan. As of December 31, 2025, Clenera Holdings LLC had drawn on the construction loan and tax credit bridge loan facilities for both projects, which, at closing, had interest rates of 5.89% and 6.64%, respectively.

Wells Fargo Bank, N.A. provided USD 22 million and USD 18 million in tax equity financing for Quail Ranch Solar and Quail Ranch Energy Storage, respectively, at the close of fiscal year 2025.

(5)  Country Acres Construction loan:

In March 2025, the Company, through its subsidiary, Clenera Holdings LLC, entered into a definitive construction facility agreement with a consortium of lenders led by BNP Paribas Securities Corp. The facility totaling USD 773 million is being used to finance the construction of the combined Country Acres Solar and BESS project. The financing was comprised of USD 497 million construction loan, USD 165 million tax credit bridge loan, and USD 111 million upsize bridge loan. As of December 31, 2025, Clenera Holdings LLC had only drawn on the construction loan facility, which had an interest rate of 5.80% at closing.

(6)  Snowflake A Construction loan:

In November 2025, the Company, through its subsidiary, Clenera Holdings LLC, entered into a definitive construction facility agreement with a consortium of lenders led by BNP Paribas Securities Corp. The facility totaling USD 1.4 billion is being used to finance the construction of the combined Snowflake A Solar and BESS project. The financing was comprised of USD 1 billion construction loan, USD 432 million tax credit bridge loan. As of December 31, 2025, Clenera Holdings LLC had only drawn on the construction loan facility, which had an interest rate of 5.72% at closing.